Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total		Called-up share capital [member]	Share premium account [member]	Other reserves [member] [1]	Own shares [member]	Retained earnings [member] [2]	Total equity share owner's funds [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015		£ 8,009.9		£ 132.9	£ 535.3	£ (9.7)	£ (719.6)	£ 7,692.6	£ 7,631.5	£ 378.4
Ordinary shares issued		27.2		0.3	26.9				27.2
Treasury share additions		(274.5)					(274.5)		(274.5)
Treasury share allocations							3.9	(3.9)
Profit for the year		1,501.6	[3]					1,400.1	1,400.1	101.5
Exchange adjustments on foreign currency net investments		1,378.0				1,309.9			1,309.9	68.1
Gain/(loss) on revaluation of available for sale investments		(93.1)				(93.1)			(93.1)
Actuarial gain(loss) on defined benefit pension plans		(15.9)						(15.9)	(15.9)
Deferred tax on defined benefit pension plans		(0.4)						(0.4)	(0.4)
Other comprehensive (loss)/income for the year		1,268.6				1,216.8		(16.3)	1,200.5	68.1
Dividends paid		(706.1)						(616.5)	(616.5)	(89.6)
Non-cash share-based incentive plans (including share options)		106.5						106.5	106.5
Tax adjustment on share-based payments		3.9						3.9	3.9
Net movement in own shares held by ESOP Trusts		(152.9)					28.2	(181.1)	(152.9)
Recognition/remeasurement of financial instruments		4.9				(21.9)		26.8	4.9
Share purchases - close period commitments		8.6						8.6	8.6
Acquisition of subsidiaries	[4]	(36.0)						(20.7)	(20.7)	(15.3)
End of year at Dec. 31, 2016		9,761.7		133.2	562.2	1,185.2	(962.0)	8,400.0	9,318.6	443.1
Ordinary shares issued		6.4		0.1	6.3				6.4
Treasury share additions		(289.6)					(289.6)		(289.6)
Treasury share allocations							112.2	(112.2)
Profit for the year		1,912.3	[3]					1,816.6	1,816.6	95.7
Exchange adjustments on foreign currency net investments		(465.2)				(445.5)			(445.5)	(19.7)
Gain/(loss) on revaluation of available for sale investments		32.1				32.1			32.1
Actuarial gain(loss) on defined benefit pension plans		17.0						17.0	17.0
Deferred tax on defined benefit pension plans		(24.6)						(24.6)	(24.6)
Other comprehensive (loss)/income for the year		(440.7)				(413.4)		(7.6)	(421.0)	(19.7)
Dividends paid		(839.3)						(751.5)	(751.5)	(87.8)
Non-cash share-based incentive plans (including share options)		105.0						105.0	105.0
Tax adjustment on share-based payments		3.0						3.0	3.0
Net movement in own shares held by ESOP Trusts		(214.6)					(31.7)	(182.9)	(214.6)
Recognition/remeasurement of financial instruments		(21.8)				(10.1)		(11.7)	(21.8)
Acquisition of subsidiaries	[4]	(26.3)						(63.8)	(63.8)	37.5
End of year at Dec. 31, 2017		9,956.1	[3]	133.3	568.5	761.7	(1,171.1)	9,194.9	9,487.3	468.8
Accounting policy change (IFRS 9)	[5]					(407.4)		407.4
Beginning balance, revised at Dec. 31, 2017		9,956.1		133.3	568.5	354.3	(1,171.1)	9,602.3	9,487.3	468.8
Ordinary shares issued		1.2			1.2				1.2
Treasury share additions		(104.3)					(104.3)		(104.3)
Treasury share allocations							1.5	(1.5)
Profit for the year		1,139.4						1,062.9	1,062.9	76.5
Exchange adjustments on foreign currency net investments		78.9				69.9			69.9	9.0
Movements on equity investments held at fair value through other comprehensive income		(247.9)						(247.9)	(247.9)
Actuarial gain(loss) on defined benefit pension plans		8.9						8.9	8.9
Deferred tax on defined benefit pension plans		(0.7)						(0.7)	(0.7)
Other comprehensive (loss)/income for the year		(160.8)				69.9		(239.7)	(169.8)	9.0
Dividends paid		(853.6)						(747.4)	(747.4)	(106.2)
Non-cash share-based incentive plans (including share options)		84.8						84.8	84.8
Tax adjustment on share-based payments		(1.2)						(1.2)	(1.2)
Net movement in own shares held by ESOP Trusts		(102.8)					18.2	(121.0)	(102.8)
Recognition/remeasurement of financial instruments		(20.4)				(30.7)		10.3	(20.4)
Acquisition of subsidiaries	[4]	(131.8)						(108.1)	(108.1)	(23.7)
End of year at Dec. 31, 2018		£ 9,806.6		£ 133.3	£ 569.7	£ 393.5	£ (1,255.7)	£ 9,541.4	£ 9,382.2	£ 424.4

[1]	Other reserves are analysed in note 26.
[2]	Retained earnings have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[3]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[4]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[5]	The impact of the adoption of IFRS 9 Financial Instruments from 1 January 2018 is described in the accounting policies on pages F-2 to F-3.